MATERIAL ACQUISITIONS AND REORGANIZATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Combination Disclosure [Text Block]

NOTE 2 – MATERIAL ACQUISITIONS, REORGANIZATIONS AND OTHER TRANSACTIONS

Generally speaking, the Securities and Exchange Commission sets forth guidelines which require a company to report as material certain acquisitions. The acquisitions discussed below do not necessarily meet this threshold, however, they are included in the interest of disclosure. The acquisitions were accounted for as a purchase. Unless otherwise noted, we funded the purchase price from existing cash balances. Our consolidated financial statements include the operating results from the date of acquisition. Unless otherwise noted, pro-forma results of operations have not been presented because the effects of those operations were not material. In accordance with FASB ASC 805, Business Combinations (FASB ASC 805), the total purchase consideration has been allocated to the assets acquired and liabilities assumed, including identifiable assets, based on their respective estimated fair values at the date of acquisition.

The Company acquires bingo halls through its appropriately formed and licensed wholly-owned corporate subsidiaries in the states in which it operates.

2011

In June 2011, the Company completed the acquisition of a bingo hall in South Carolina for cash and a note payable. The acquired bingo hall commenced operations effective June 1, 2011.

In January 2011, the Company completed the acquisition of a bingo hall in South Carolina for cash and a note payable. The acquired bingo hall commenced operations January 6, 2011.

In January 2011, the Company reached a settlement of its case in Abilene, as described more fully in Note 11 – Commitments and Contingencies.

2010

On January 25, 2010, the Company acquired a bingo hall in South Carolina for cash and a note payable.

On December 6, 2010, the Company converted to a bingo hall a property formerly occupied by its real estate tenant.

On December 20, 2010, the Company purchased a bingo hall in South Carolina.

NOTE 3 – MATERIAL ACQUISITIONS AND REORGANIZATIONS

Generally speaking, the Securities and Exchange Commission sets forth guidelines which require a company to report as material certain acquisitions. The acquisitions discussed below do not necessarily meet this threshold, however are included in the interest of disclosure. The acquisitions were accounted for as a purchase. Unless otherwise noted, we funded the purchase price from existing cash balances. Our consolidated financial statements include the operating results from the date of acquisition. Unless otherwise noted, pro-forma results of operations have not been presented because the effects of those operations were not material. In accordance with FASB ASC 805, Business Combinations (FASB ASC 805), the total purchase consideration has been allocated to the assets acquired and liabilities assumed, including identifiable assets, based on their respective estimated fair values at the date of acquisition.

The Company acquires bingo halls through its appropriately formed and licensed wholly-owned corporate subsidiaries in the states in which it operates.

2010

On January 25, 2010, the Company acquired a bingo hall in South Carolina for cash and note payable.

On December 6, 2010, the Company converted to a bingo hall a property formerly occupied by its real estate tenant.

On December 20, 2010, the Company purchased a bingo hall in South Carolina.

2009

On February 10, 2009, the Company acquired two halls in South Carolina. Associated with the purchase the Company realigned operations and closed two halls.